NOTES PAYABLE (Details Narrative) - USD ($)																	1 Months Ended														3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 13, 2024	Sep. 04, 2024	Aug. 13, 2024	May 14, 2024	May 08, 2024	Apr. 02, 2024	Feb. 09, 2024	Feb. 02, 2024	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Apr. 30, 2021	Jul. 31, 2024	May 22, 2024	Feb. 26, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 28, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 25, 2023	Jul. 31, 2023	Jun. 30, 2023	Aug. 31, 2022	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2024	Jan. 02, 2024	May 31, 2023
Principal amount																										$ 2,500,000
Interest Rate																								12.00%
Stock issued for conversion of debt, shares																										876,522
Note payable																				$ 6,337,429											$ 12,204,951		$ 12,204,951		$ 6,337,429
Interest																								$ 38,609		$ 115,535					223,060	$ 478,437	951,173	$ 1,007,120	1,109,388	$ 785,406
Payments Of Principal And Interest																															$ 632,800	370,852	$ 2,378,784	792,930	$ 1,287,916	$ 426,419
Proceed from advance																								1,200,000
One [Member]
Outstanding warrants							473,743													2,000,000															2,000,000			125,000	43,566
Aggregate principal amount	$ 110,000
Principal amount	220,000	$ 127,200															$ 384,406		$ 1,100,000							$ 77,000
Exercisable price																																							$ 0.60
Proceed from convertible promissory notes	$ 100,000				$ 277,000		$ 473,743	$ 50,000									$ 349,460		1,250,000									$ 77,000
Restricted common stock shares issued																	74,685
Restricted common stock value deemed																	$ 37,338
Interest Rate		12.00%	12.00%				12.00%	12.00%												15.00%								15.00%
Stock issued for conversion of debt, shares																										9,138
Conversion of account payable in amount								$ 50,000												$ 2,000,000
Quarterly installments payment for consulting services																				200,000
Interest																										$ 2,074
Original issue discount		10.00%		10.00%	10.00%												10.00%
Conversion price description			conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days		(i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion												Conversion Price” of $0.77 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. Notwithstanding the foregoing, on July 31, 2024					the Company issued a new note that extended the term of the original debt to August 1, 2027 and provide for a new conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The new note carries an interest rate of 12% per annum with all interest and principal due at maturity
Two [Member]
Outstanding warrants																																							43,566
Principal amount																										$ 6,000
Exercisable price																																							$ 0.75
Proceed from convertible promissory notes																												$ 6,000
Interest Rate																												15.00%
Stock issued for conversion of debt, shares																										712
Interest																										$ 162
Three [Member]
Principal amount																										$ 40,000
Proceed from convertible promissory notes																											$ 40,000
Interest Rate																											15.00%
Stock issued for conversion of debt, shares																										4,670
Interest																										$ 412
Convertible Promissory Note [Member]
Outstanding warrants																	13,498						24,500
Convertible Promissory Note			$ 781,253		$ 304,700			5,000							$ 1,000,000	$ 500,000			1,375,000	70,000	$ 100,000	$ 100,000	$ 350,000
Principal amount				$ 178,250	$ 304,700													$ 500,000	$ 2,375,000	$ 500,000			$ 500,000
Exercisable price																							$ 2.04
Restricted common stock shares issued																	51,539
Restricted common stock value deemed																	$ 21,640
Exchange Received																$ 500,000
Share issued for exchange, shares																28,621	50,734		85,174							28,621
Convertible Promissory Note 1								5,000
Interest Rate				12.00%											15.00%	12.00%		15.00%		12.00%	12.00%	12.00%	12.00%
Stock issued for conversion of debt, shares																										173,339
Common Stock shares issued to lender																															225,000		225,000
Common Stock at fixed conversion price																$ 0.10							$ 1.85
Common Stock Conversion Percentage																4.99%				120.00%	120.00%
Restricted Shares, Issued															33,513	788,000
Warrant Issued										49,012					50,269	87,132							24,500							75,403
Value of warrant number of share																							13,498
Common Stock Term																5 years
Interest rate increased				22.00%														1.50%
Exercise price, per share										$ 0.24						$ 0.60				$ 1.69	$ 1.31		$ 2.04								$ 1.69		$ 1.69		$ 1.69	$ 0.24
Origination amount																		$ 65,000
Exercise price one															$ 0.75	$ 0.75				$ 2.03	$ 1.57									$ 125,672	$ 2.03		$ 2.03		$ 2.03
Conversion price	$ 0.53		$ 0.80	$ 50	$ 1,416
First Warrant Shares																43,566
Description of Maturity renegotiated																At Maturity this note was renegotiated and term extended to June 2023 for an additional principal consideration of $55,400 under the same interest rate and conditions as the matured note. This note and accrued interest was converted in January 2023 for 202,343 shares of Common Stock			(i) the Registration Statement (as described below) is effective; and (ii) the Shareholder Approval (as described below) has been obtained. The Notes will mature 12 months from their respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Notes will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. Each holder of Notes may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $1.848 per share	common stock on the date of issuance which was $2.31 or $2.77 for the share price of conversion		0	The maturity of the Convertible Promissory Note is October 31, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.58 or $1.90							31,418
Unamortized OID			$ 1,082,192					52,975														$ 118,425
Other Warrant Shares																43,566
Convertible Promissory Note one								$ 5,000							$ 500,000
Finance Agreement Payment														$ 40,071
Maturity date														60 months
Warrant Term															5 years
Payments Of Principal And Interest														$ 791
Total Warrant Shares										245,059
Amount of merger included outstanding interest																										$ 1,500,000
Convertible Promissory Note [Member] | Unsecured Debt 1 [Member]
Convertible Promissory Note												$ 50,000
Interest Rate												14.00%
Maturity date												6 years
Convertible Promissory Note [Member] | Unsecured Debt 2 [Member]
Convertible Promissory Note												$ 300,000
Principal amount																										$ 300,000
Interest Rate												14.00%
Stock issued for conversion of debt, shares																										41,104
Interest																										$ 55,693
Maturity date												6 years
Convertible Promissory Note [Member] | Unsecured Debt [Member]
Convertible Promissory Note											$ 500,000																		$ 250,000
Principal amount																										$ 500,000
Interest Rate											15.00%																		15.00%						12.00%
Stock issued for conversion of debt, shares																										57,780
Interest																										$ 0
Warrant Issued											175,000																		175,000
Common Stock Term											5 years																		5 years
Exercise price, per share											$ 0.25																		$ 0.25
Exercise price one											$ 0.20																		$ 0.20
First Warrant Shares											87,500																		87,500
Other Warrant Shares											87,500																		87,500
Maturity date											6 years																		6 years
Maturity date																												Sep. 01, 2023							Dec. 31, 2023
Convertible Secured Promissory Note, Description									The Note is for $2,500,000 with $500,000 paid to the Holder on issuance for net proceeds of $2,000,000. The Note carries and interest of 15% per annum which can be paid in cash or kind and it is convertible either into the Company’s Common Stock after six months from date of issuance at $0.10 per share
Secured Promissory Note Payable [Member]
Convertible Promissory Note													$ 2,000,000
Principal amount																				$ 70,000
Accrued interest due																								$ 38,609							$ 500,000	$ 38,609	$ 500,000	$ 38,609
Exchange Received													$ 1,970,000
Interest Rate													17.50%							12.00%			12.00%
Maintaining Minimum Cash Balance													$ 150,000
Outstanding interest and fees													$ 300,000
Promissory Note Payable [Member]
Principal amount						$ 200,000
Interest rate						16.00%
Unamortized OID						$ 210,521																$ 118,425
Maturity date						Jun. 30, 2024
December 2022 [Member] | Convertible Promissory Note [Member]
Outstanding warrants																																							50,269
Exercisable price																																							$ 0.75
Exercise price, per share										$ 0.30																										$ 0.30
Total Warrant Shares										157,090
August 2021 [Member] | Convertible Promissory Note [Member]
Warrant Issued															108,915
Total Warrant Shares															196,047
Satisfaction Agreement [Member] | August 2023 [Member]
Conversion of debt																									$ 1,500,000
Proceeds from sale of stock																									$ 1,500,000
Sold of common shares stock amount																							$ 1,000,000
Net return																							$ 526,257
Interest Rate																							12.00%
Accrued interest rate																							$ 1.24
Securities Purchase Agreement [Member]
Convertible Promissory Note																																	$ 397,622
Interest rate																																					12.00%
Conversion rate																																					100.00%
Note payable																																					$ 397,622